Share Based Payment (Details) - USD ($) $ in Thousands	Mar. 26, 2026	Feb. 23, 2026	Jan. 07, 2026
Share Based Payment [Line Items]
Aggregate fair value	$ 878		$ 223
Several Employees [Member]
Share Based Payment [Line Items]
Restricted shares	57,000	3,000	12,998
RSUs [Member]
Share Based Payment [Line Items]
Vesting period	2 years